Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of accrued liabilities and other payables
	December 31, 2020	December 31, 2019
Accrued professional service fees	$94,041	$219,574
Others	758	2,578
	$94,799	$222,152